Reserves - Reconciliation (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jan. 01, 2019	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 1999 USD ($)	Dec. 31, 1993 GBP (£)
Disclosure of reserves within equity [line items]
Foreign exchange arising on consolidation	$ 443	$ 40	$ (450)
Foreign exchange arising on designated borrowings in net investment hedges	573	(252)	(520)
Fair value movements on derivatives designated in net investment hedges	8	35	(8)
Foreign exchange arising on net investment hedges	(69)
Borrowings						$ 20,380		$ 18,227			$ 19,113
Interest rate on borrowings									3.00%
Foreign exchange change arising on contingent consideration liabilities	642
Derivative financial instruments						$ 142		$ 36			$ 258
Cumulative gain on cost of hedging	9	0	47
Gain on cost of hedging	9
Loss on cost of hedging		47	54
Other reserves
Disclosure of reserves within equity [line items]
Reserves from cancellation of share premium account | £													£ 1,255
Reserve from redenomination of share capital												$ 157
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Reserve of cash flow hedges | £				£ 565
Retained earnings.
Disclosure of reserves within equity [line items]
Cumulative translation differences included within retained earnings, beginning balance	(2,189)	(2,007)	(1,017)
Foreign exchange arising on consolidation	443	40	(450)
Exchange adjustments on goodwill (recorded against other reserves)	22	(5)	(12)
Foreign exchange arising on designated borrowings in net investment hedges	573	(252)	(520)
Fair value movements on derivatives designated in net investment hedges	8	35	(8)
Net exchange movement in retained earnings	1,046	(182)	(990)
Cumulative translation differences included within retained earnings, ending balance	(1,143)	$ (2,189)	$ (2,007)
Acerta Pharma
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities	285
BMS's share of Global Diabetes Alliance
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities	346
Almirall
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities	10
Definiens Group
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities	$ 1
5.75% Non-callable bond
Disclosure of reserves within equity [line items]
Interest rate on borrowings				5.75%	5.75%	5.75%	5.75%	5.75%		5.75%	5.75%
0.875% Non-callable bond
Disclosure of reserves within equity [line items]
Borrowings | €					€ 750		€ 750			€ 750
Interest rate on borrowings				0.875%	0.875%	0.875%	0.875%	0.875%		0.875%	0.875%
Instruments designated in cash flow hedge | Cross currency swaps
Disclosure of reserves within equity [line items]
Derivative financial instruments						$ 43